Note 15 - Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Schedule of Share Repurchases [Table Text Block]
Fiscal years ended October 31,	Shares repurchased	Cost
2017	5,701	$18,122
2016	14,225	40,150
2015	80,636	379,675